Leases	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
LEASES
NOTE 7: -	LEASES

We have entered into several non-cancellable operating lease agreements for our offices and vehicles. Our leases have original lease periods expiring between 2020 and 2026. Payments due under such lease contracts include primarily fix payments. We assume renewals in our determination of the lease term. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The components of lease costs, lease term and discount rate are as follows:

Six Months Ended
June 30, 2020
(unaudited)
Operating lease cost:
Vehicles	173
Facilities rent	176
319
Remaining Lease Term
Vehicles	0.01-2.67 years
Facilities rent	0.83-6.26 years

Weighted Average Discount Rate
Vehicles	3.36%
Facilities rent	3.36%

The following is a schedule, by years, of maturities of operating lease liabilities as of June 30, 2020:

June 30, 2020
(unaudited)
Period:
The remainder of 2020	282
2021	355
2022	203
2023	116
2024	104
2025	94
2026	39
Total operating lease payments	1,193
Less: imputed interest	61
Present value of lease liabilities	1,132